Groups of assets and liabilities held for sale (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Total	$ 23,649	$ 8,137
Total net financial assets held for sale	20,167	3,361
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Total	10,392	4,845
Employee Benefits [Member]
Disclosure of financial assets [line items]
Total	386	290
Deferred Income Tax Liability [Member]
Disclosure of financial assets [line items]
Total	1,981	51
Borrowings [Member]
Disclosure of financial assets [line items]
Total	10,380	2,951
Salaries and social security liabilities [Member]
Disclosure of financial assets [line items]
Total	498
Provisions [Member]
Disclosure of financial assets [line items]
Total		$ 12